Operations By Segment And Geographic Areas And Identifiable Assets	12 Months Ended
Dec. 31, 2011
Operations By Segment And Geographic Areas And Identifiable Assets [Abstract]
Operations By Segment And Geographic Areas And Identifiable Assets
16.	OPERATIONS BY SEGMENT AND GEOGRAPHIC AREAS AND IDENTIFIABLE ASSETS

We have four reportable business segments: Engineered Materials, In-Process Separation, Additive Technologies, and Coating Resins. The Engineered Materials segment principally includes advanced composites, carbon fiber, and structural film adhesives. The In-Process Separation segment includes mining chemicals and phosphines. The Additive Technologies segment includes polymer additives, specialty additives and formulated resins. The Coating Resins segment includes the following product lines: radiation-cured resins (Radcure resins), liquid resins and additives (including waterborne resins, solventborne resins, and urethane resins), powder coating resins, amino cross linkers and pressure sensitive adhesives.

The accounting policies of the reportable segments are the same as those described in Note 1. All intersegment sales prices are cost based. We evaluate the performance of our operating segments primarily based on earnings from operations of the respective segment. As described in Note 3, restructuring costs and impairment charges related to unprofitable sites are not charged to our operating segments consistent with management's view of its businesses.

Following is selected information in relation to our continuing operations for the periods indicated as revised for all periods presented in accordance with our business segment structure:

	Engineered Materials	In-Process Separation	Additive Technologies	Coating Resins	Total Segments
2011
Net sales to external customers	$789.2	$339.5	$287.2	$1,657.2	$3,073.1
Intersegment net sales	0.0	0.0	0.9	0.0	0.9

Total net sales	$789.2	$339.5	$288.1	$1,657.2	$3,074.0
Earnings from operations	$124.9	$69.7	$39.4	$69.2	$303.2
Percentage of sales	15.8%	20.5%	13.7%	4.2%	9.9%
Total assets	$934.2	$311.1	$199.4	$1,508.8	$2,953.5
Capital expenditures	$36.0	$17.6	$16.1	$42.4	$112.1
Depreciation and amortization	$20.9	$14.4	$11.2	$88.8	$135.3

2010
Net sales to external customers	$660.2	$292.2	$271.0	$1,524.9	$2,748.3
Intersegment net sales	0.0	0.0	1.1	0.0	1.1

Total net sales	$660.2	$292.2	$272.1	$1,524.9	$2,749.4
Earnings from operations	$107.1	$55.2	$40.3	$73.3	$275.9
Percentage of sales	16.2%	18.9%	14.8%	4.8%	10.0%
Total assets	$806.3	$308.0	$206.5	$1,671.9	$2,992.7
Capital expenditures	$54.4	$9.7	$9.3	$38.7	$112.1
Depreciation and amortization	$15.8	$13.2	$9.3	$82.7	$121.0

2009
Net sales to external customers	$619.2	$265.8	$245.7	$1,298.6	$2,429.3
Intersegment net sales	0.0	0.0	0.8	0.0	0.8

Total net sales	$619.2	$265.8	$246.5	$1,298.6	$2,430.1
Earnings from operations	$88.0	$34.6	$10.7	$5.4	$138.7
Percentage of sales	14.2%	13.0%	4.3%	0.4%	5.7%
Total assets	$724.8	$307.3	$224.6	$1,736.6	$2,993.3
Capital expenditures	$127.4	$8.8	$3.3	$28.5	$168.0
Depreciation and amortization	$13.7	$12.9	$11.4	$117.2	$155.2

The following table provides a reconciliation of selected segment information to corresponding amounts contained in our consolidated financial statements:

	2011	2010	2009
Net sales:
Net sales from segments	$3,074.0	$2,749.4	$2,430.1
Elimination of intersegment revenue	(0.9)	(1.1)	(0.8)

Total consolidated net sales	$3,073.1	$2,748.3	$2,429.3

Earnings from operations:
Earnings from segments	$303.2	$275.9	$138.7
Corporate unallocated (1)	(30.7)	(42.0)	(123.2)

Total consolidated earnings from operations	$272.5	$233.9	$15.5

Total assets:
Assets from segments	$2,953.5	$2,992.7	$2,993.3
Other assets (2)	583.2	681.2	566.1

Total consolidated assets	$3,536.7	$3,673.9	$3,559.4

(1)

2011 includes net pre-tax charges of $21.6 for restructuring charges primarily related to our Coating Resins segment, benefits of $3.9 primarily related to a favorable adjustment to environmental accruals at a certain European site, a gain on the sale of assets of a certain Latin American subsidiary for $3.3, and accelerated depreciation of $0.7 for the sale of our Stamford facility treated as a financing transaction. 2010 includes a net pre-tax charge of $3.2 for various restructuring initiatives including consolidation and a closure of manufacturing operations in Europe. Also includes a pre-tax charge of $5.5 related to the exit of certain phosphorus derivative products at our Mt. Pleasant, TN facility. 2009 includes a pre-tax charge of $90.2 for various manufacturing and organizational restructuring initiatives across the Specialty Chemical segments and Engineered Materials segment and within corporate operations as well as restructuring charges related to the shared services initiative. 2009 also includes a net loss of $1.4 related to the exit of the polyurethane product line in Europe and Asia.

(2)

At December 31, 2011, 2010, and 2009, this includes cash and cash equivalents at of $415.8, $383.3, and $261.7, respectively, and assets held for sale related to our former Building Block Chemicals segment of $164.4 and $154.3 as of December 31, 2010 and 2009, respectively.

Operations by Geographic Areas: Net sales to unaffiliated customers presented below are based upon the sales destination, which is consistent with how we manage our businesses. U.S. exports included in net sales are based upon the sales destination and represent direct sales of U.S.-based entities to unaffiliated customers outside of the United States. Identifiable assets are those assets used in our operations in each geographic area. Unallocated assets are primarily cash and cash equivalents, miscellaneous receivables, construction in progress, deferred taxes and the fair values of derivatives.

	2011	2010	2009

Net Sales
United States	$1,017.4	$906.1	$810.5
Other Americas	276.8	242.1	212.8
Asia / Pacific	562.2	517.6	433.2
Europe, Middle East and Africa	1,216.7	1,082.5	972.8

Total	$3,073.1	$2,748.3	$2,429.3

U.S. exports included in net sales above
Other Americas	$104.6	$86.4	$75.6
Asia / Pacific	52.8	49.7	42.0
Europe, Middle East and Africa	84.2	75.1	71.1

Total	$241.6	$211.2	$188.7

Identifiable assets

United States	$1,215.1	$1,158.8	$1,155.6
Other Americas	150.5	156.6	159.2
Asia / Pacific	307.8	266.5	241.5
Europe, Middle East and Africa	960.2	993.8	1,078.3

Total identifiable assets	2,633.6	2,575.7	2,634.6

Equity in net assets of and advances to associated companies	19.2	19.7	21.5
Unallocated assets (1)	883.9	1,078.5	903.3

Total assets	$3,536.7	$3,673.9	$3,559.4

(1)	At December 31, 2011, 2010, and 2009 this includes cash and cash equivalents at of $415.8, $383.3, and $261.7, respectively, and assets held for sale related to our former Building Block Chemicals segment of $164.4 and $154.3 as of December 31, 2010 and 2009, respectively.